Restructuring Charges - Schedule Of Restructuring activity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Beginning Balance	$ 6,104	$ 13,257
Charges	5,385	12,465
Payments/utilization	(8,874)	(18,703)
Foreign exchange translation effects		(915)
Ending Balance	2,615	6,104
Employee Severance [Member]
Beginning Balance	3,450	13,257
Charges	2,271	7,901
Payments/utilization	(4,398)	(16,841)
Foreign exchange translation effects		(867)
Ending Balance	1,323	3,450
Facility Costs And Other [Member]
Beginning Balance	2,654
Charges	3,114	4,564
Payments/utilization	(4,476)	(1,862)
Foreign exchange translation effects		(48)
Ending Balance	$ 1,292	$ 2,654